Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Trade Accounts Receivable, Net

Note 7. Trade Accounts Receivable, Net

	December 31, 2021		December 31, 2020
Trade accounts receivable	Ps.	30,564	Ps.	26,309
The Coca-Cola Company (see Note 15)		820		509
Loans to employees		118		118
Heineken Group (see Note 15)		1,191		1,167
Others		3,156		2,608
Allowance for expected credit losses		(1,951)		(2,462)
	Ps.	33,898	Ps.	28,249

7.1 Trade receivables

Trade receivables representing rights arising from sales and loans to employees or any other similar concept, are presented net of discounts and the allowance for expected credit losses.

Coca-Cola FEMSA has accounts receivable from The Coca-Cola Company arising from the latter’s participation in advertising and promotional programs.

Because less than 5% of the trade accounts receivables are unrecoverable, the Company does not have customers classified as "high risk,” which would be eligible to have special management conditions for the credit risk. As of December 31, 2021, the main customers of the Company represent, in aggregate form, 12% of the expected loss of unrecoverable trade receivable accounts.

In 2020 and 2021, during the COVID-19 pandemic, governments implemented several preventive measures such as social distancing and the temporary closure of certain points of sale considered as non-essential. As such measures were relaxed, most businesses were able to reopen and this allowed us to recover the accounts receivable. Given that the impact in this item was not material, the Company did not implement any relevant change to our models to estimate the receivables’ provisions.

The allowance is calculated under an expected loss model that recognizes the impairment losses throughout the life of the contract. For this particular case, because the accounts receivable are generally outstanding for less than one year, the Company defined an impairment estimation model under a simplified approach of expected loss through a parametric model.

The parameters used within the model are:

●	Breach probability;
●	Losses severity;
●	Financing rate;
●	Special recovery rate; and
●	Breach exposure.

Aging of accounts receivable (days current or outstanding)

	December 31,		December 31,
	2021		2020
Current	Ps.	28,523	Ps.	24,556
0‑30 days		4,108		2,024
31‑60 days		622		836
61‑90 days		373		317
91‑120 days		748		438
120+ days		1,475		2,540
Total	Ps.	35,849	Ps.	30,711

7.2 Changes in the allowance for expected credit losses

	2021		2020		2019
Balance at the beginning of the period	Ps.	2,462	Ps.	2,189	Ps.	2,114
Allowance for the period		496		591		709
Additions (write-offs) of uncollectible accounts		(821)		(613)		(269)
Addition from business combinations		—		273		—
Effects of changes in foreign exchange rates		(186)		22		(365)
Balance at the end of the period	Ps.	1,951	Ps.	2,462	Ps.	2,189

In determining the recoverability of trade receivables, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting period. The concentration of credit risk is limited due to the customer base being large and dispersed.

7.3 Payments from The Coca-Cola Company

The Coca-Cola Company participates in certain advertising and promotional programs as well as in Coca-Cola FEMSA’s refrigeration equipment and returnable bottles investment program. Contributions received by Coca-Cola FEMSA for advertising and promotional incentives are recognized as a reduction in selling expenses and contributions received for the refrigeration equipment and returnable bottles investment program are recorded as a reduction in the carrying amount of refrigeration equipment and returnable bottles items. For the years ended December 31, 2021, 2020, and 2019 contributions due were Ps. 2,437, Ps. 1,482 and Ps. 2,274, respectively.